Employee Future Benefits	12 Months Ended
Dec. 31, 2025
Employee Future Benefits [Abstract]
Employee Future Benefits	Employee Future Benefits
The Company maintains defined contribution and defined benefit pension plans and other post-employment plans for employees and agents including registered (tax-qualified) pension plans that are typically funded, as well as supplemental non-registered
(non-qualified) pension plans for executives, retiree welfare plans and disability welfare plans that are typically not funded.
Plan Characteristics
The Company’s final average pay defined benefit pension plans and retiree welfare plans are closed to new members. All employees may participate in capital accumulation plans including defined benefit cash balance plans, 401(k) plans and / or defined contribution plans, depending on the country of employment.
All pension arrangements are governed by local pension committees or management or the Company’s Management Resources and Compensation Committee.
The Company’s funding policy for defined benefit pension plans is to make the minimum annual contributions required by regulations in the countries in which the plans are offered. Assumptions and methods prescribed for regulatory funding purposes typically differ from those used for accounting purposes.
The Company’s remaining defined benefit pension and / or retiree welfare plans are in the U.S., Canada and Japan. There are also disability welfare plans in the U.S. and Canada.
The largest defined benefit pension and retiree welfare plans are the primary plans for employees in the U.S. and Canada.
These are the material plans discussed in the balance of this note. The Company measures its defined benefit obligations and fair value of plan assets for accounting purposes as at December 31 each year.
U.S. defined benefit pension and retiree welfare plans
The Company operates a qualified cash balance plan that is open to new members, a closed non-qualified cash balance plan, and a closed retiree welfare plan.
Actuarial valuations to determine the Company’s minimum funding contributions for the qualified cash balance plan are required annually. Deficits revealed in the funding valuations must generally be funded over a period of up to seven years. It is expected that there will be no required funding for this plan in 2026. No assets are held in the non-qualified cash balance plan.
The retiree welfare plan subsidizes the cost of life insurance and medical benefits. The majority of those members who retired after 1991 receive a fixed-dollar subsidy from the Company based on length of service. The plan was closed to employees hired after 2004. While assets have been set aside in a qualified trust to pay future retiree welfare benefits, this funding is optional.
Retiree welfare benefits offered under the plan coordinate with the U.S. Medicare program to make optimal use of available federal financial support.
The qualified pension and retiree welfare plans are governed by the U.S. Benefits Committee, while the non-qualified pension plan is governed by the U.S. Non-Qualified Plans Subcommittee.
Canadian defined benefit pension and retiree welfare plans
The Company’s defined benefit plans in Canada include two registered final average pay pension plans, a non-registered supplemental final average pay pension plan and a retiree welfare plan, all of which have been closed to new members.
Actuarial valuations to determine the Company’s minimum funding contributions for the registered pension plans are required at least once every three years. Deficits revealed in the funding valuation must generally be funded over a period of ten years. For
2026, the required funding for these plans is expected to be $2. No assets are held in the non-registered supplemental pension plan.
The retiree welfare plan subsidizes the cost of life insurance, medical and dental benefits. These subsidies are a fixed-dollar amount for members who retired after April 30, 2013 and have been eliminated for members who retire after 2019. No assets are held in this plan.
The registered pension plans are governed by Pension Committees, while the supplemental non-registered plan is governed by the Management Resources and Compensation Committee. The retiree welfare plan is governed by management.
Risks
In the final average pay pension plans and retiree welfare plans, the Company generally bears the material risks which include interest rate, investment, longevity and health care cost inflation risks. In defined contribution plans, these risks are typically borne by the employee. In cash balance plans, the interest rate, investment and longevity risks are partially transferred to the employee.
Material sources of risk to the Company for all plans include:
•A decline in discount rates that increases the defined benefit obligations by more than the increase in value of plan assets;
•Lower than expected rates of mortality; and
•For retiree welfare plans, higher than expected health care costs.
The Company has managed these risks through plan design and eligibility changes that have limited the size and growth of the defined benefit obligations. Investment risks for funded plans are managed by investing significantly in asset classes which are highly correlated with the plans’ liabilities.
In the U.S., delegated committee representatives and management review the financial status of the qualified defined benefit pension plan at least monthly, and steps are taken in accordance with an established dynamic investment policy to increase the plan’s allocation to asset classes which are highly correlated with the plan’s liabilities and reduce investment risk as the funded status improves. As at December 31, 2025, the target asset allocation for the plan was 30% return-seeking assets and 70%
liability-hedging assets (2024 – 30% and 70%, respectively).
In Canada, internal committees and management review the financial status of the registered defined benefit pension plans on at least a quarterly basis. As at December 31, 2025, the target asset allocation for the plans was 17% return-seeking assets and
83% liability-hedging assets (2024 – 17% and 83%, respectively).
Pension and Retiree Welfare Plans
The following tables present the reconciliation of defined benefit obligation and fair value of plan assets for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2025	2024	2025	2024
Changes in defined benefit obligation:
Opening balance, January 1	$3,826	$3,789	$428	$450
Current service cost	44	44	-	-
Past service cost – amendment	-	-	-	-
Interest cost	184	176	21	21
Plan participants’ contributions	-	-	2	2
Actuarial losses (gains) due to:
Experience	(17)	2	(10)	(16)
Demographic assumption changes	(24)	-	(6)	-
Economic assumption changes	19	(101)	(3)	(19)
Benefits paid	(314)	(303)	(37)	(40)
Impact of changes in foreign exchange rates	(116)	219	(16)	30
Defined benefit obligation, December 31	$3,602	$3,826	$379	$428

	Pension plans		Retiree welfare plans
For the years ended December 31,	2025	2024	2025	2024
Changes in plan assets:
Fair value of plan assets, opening balance, January 1	$3,820	$3,706	$553	$526
Interest income	188	174	29	26
Return on plan assets (excluding interest income)	27	(31)	13	(19)
Employer contributions	55	57	13	12
Plan participants’ contributions	-	-	2	2
Benefits paid	(314)	(303)	(37)	(40)
Administration costs	(10)	(8)	(2)	(2)
Impact of changes in foreign exchange rates	(123)	225	(26)	48
Fair value of plan assets, December 31	$3,643	$3,820	$545	$553
Amounts Recognized in the Consolidated Statements of Financial Position
The following table presents the deficit (surplus) and net defined benefit liability (asset) for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
As at December 31,	2025	2024	2025	2024
Development of net defined benefit liability
Defined benefit obligation	$3,602	$3,826	$379	$428
Fair value of plan assets	3,643	3,820	545	553
Deficit (surplus)	(41)	6	(166)	(125)
Effect of asset limit(1)	46	44	-	-
Deficit (surplus) and net defined benefit liability (asset)	5	50	(166)	(125)
Deficit (surplus) is comprised of:
Funded or partially funded plans	(488)	(483)	(259)	(221)
Unfunded plans	493	533	93	96
Deficit (surplus) and net defined benefit liability (asset)	$5	$50	$(166)	$(125)
(1)The asset limit relates to a registered pension plan in Canada. The surplus in that plan is above the present value of economic benefits that can be derived by the
Company through reductions in future contributions. For other funded pension plans in surplus position, the present value of the economic benefits available in the form of reductions in future contributions to the plans remains greater than the current surplus.
Disaggregation of Defined Benefit Obligation
The following table presents components of the defined benefit obligation between active members and inactive and retired members.

	U.S. plans				Canadian plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Active members	$573	$578	$7	$8	$100	$106	$-	$-
Inactive and retired members	1,765	1,922	279	324	1,164	1,220	93	96
Total	$2,338	$2,500	$286	$332	$1,264	$1,326	$93	$96
Fair Value Measurements
The following tables present major categories of plan assets and the allocation to each category.

	U.S. plans(1)				Canadian plans(2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2025	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$33	1%	$13	2%	$11	1%	$-	-%
Public equity securities(3)	326	14%	48	9%	200	17%	-	-%
Public debt securities	1,423	57%	472	87%	954	82%	-	-%
Other investments(4)	696	28%	12	2%	1	-%	-	-%
Total	$2,478	100%	$545	100%	$1,166	100%	$-	-%
(1)The U.S. pension and retiree welfare plan assets have daily quoted prices in active markets, except for the private debt, infrastructure, private equity, real estate, timberland and agriculture assets. In the aggregate, the latter assets represent approximately 16% of all U.S. pension and retiree welfare plan assets as at
December 31, 2025 (2024 – 16%).
(2)All the Canadian pension plan assets have daily quoted prices in active markets, except for group annuity contract assets that represent approximately 0.1%
(approximately $1 (2024 – $1)) of all Canadian pension plan assets as at December 31, 2025 (2024 – 0.1%).
(3)Equity securities include direct investments in Manulife common shares of $2.4 (2024 – $2.1) in the U.S. retiree welfare plan.
(4)Other U.S. plan assets include investments in private debt, infrastructure, private equity, real estate, timberland and agriculture assets and managed futures. Other
Canadian pension plan assets include investments in the group annuity contracts.

	U.S. plans(1)				Canadian plans(2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2024	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$35	1%	$23	4%	$11	1%	$-	-%
Public equity securities(3)	346	14%	41	7%	205	17%	-	-%
Public debt securities	1,513	57%	476	87%	968	82%	-	-%
Other investments(4)	741	28%	13	2%	1	-%	-	-%
Total	$2,635	100%	$553	100%	$1,185	100%	$-	-%
Net Benefit Cost Recognized in the Consolidated Statements of Income
The following table presents components of the net benefit cost for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2025	2024	2025	2024
Defined benefit current service cost(1)	$44	$44	$-	$-
Defined benefit administrative expenses	10	8	2	2
Past service cost – plan amendments and curtailments	-	-	-	-
Service cost	54	52	2	2
Interest on net defined benefit (asset) liability	(1)	4	(8)	(5)
Defined benefit cost	53	56	(6)	(3)
Defined contribution cost	101	97	-	-
Net benefit cost	$154	$153	$(6)	$(3)
(1)There are no significant current service costs for the retiree welfare plans as they are closed and mostly frozen. The re-measurement gain or loss on these plans is due to the volatility of discount rates and investment returns.
Re-measurement Gain/Loss Recorded in Other Comprehensive Income
The following table presents components of the re-measurement gains/losses recognized in Other Comprehensive Income for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2025	2024	2025	2024
Actuarial gains (losses) on defined benefit obligations due to:
Experience	$17	$(2)	$10	$16
Demographic assumption changes	24	-	6	-
Economic assumption changes	(19)	101	3	19
Return on plan assets (excluding interest income)	27	(31)	13	(19)
Change in effect of asset limit (excluding interest)	-	(1)	-	-
Total re-measurement gains (losses) recorded in OCI, net of tax	$49	$67	$32	$16
Assumptions
The following table presents key assumptions used by the Company to determine the defined benefit obligation and net benefit cost for the defined benefit pension plans and retiree welfare plans.

	U.S. Plans				Canadian Plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
For the years ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024
To determine the defined benefit obligation at end of year(1):
Discount rate	5.2%	5.5%	5.1%	5.4%	4.8%	4.6%	4.9%	4.7%
Initial health care cost trend rate(2)	n/a	n/a	8.5%	8.8%	n/a	n/a	3.9%	3.9%
To determine the net defined benefit cost for the year(1):
Discount rate	5.5%	4.8%	5.4%	4.8%	4.6%	4.6%	4.7%	4.7%
Initial health care cost trend rate(2)	n/a	n/a	8.8%	9.0%	n/a	n/a	3.9%	3.9%
(1)Inflation and salary increase assumptions are not shown as they do not materially affect obligations and costs.
(2)The health care cost trend rate used to measure the U.S. based retiree welfare obligation was 8.5% grading to 4.8% for 2041 and years thereafter (2024 – 8.8%
grading to 4.8% for 2041 and years thereafter) and to measure the net benefit cost was 8.8% grading to 4.8% for 2041 and years thereafter (2024 – 9.0% grading to 4.8% for 2041 and years thereafter). In Canada, the rate used to measure the retiree welfare obligation was 3.9% grading to 4.0% for 2029 and years thereafter
(2024 – 3.9% grading to 4.0% for 2029 and years thereafter) and to measure the net benefit cost was 3.9% grading to 4.0% for 2029 and years thereafter (2024 –
5.1% in 2023 and 3.9% in 2024, grading to 4.0% for 2029 and years thereafter).
Assumptions regarding future mortality are based on published statistics and mortality tables. The following table presents current life expectancies underlying the values of the obligations in the defined benefit pension and retiree welfare plans.

	U.S.		Canada
As at December 31,	2025	2024	2025	2024
Life expectancy (in years) for those currently age 65
Males	22.2	22.2	24.4	24.4
Females	23.6	23.7	26.3	26.2
Life expectancy (in years) at age 65 for those currently age 45
Males	23.6	23.6	25.3	25.3
Females	25.0	25.1	27.1	27.1
Sensitivity of Assumptions on Obligations
Assumptions used can have a significant effect on the obligations reported for defined benefit pension and retiree welfare plans.
The following table sets out the potential impact on the obligations arising from changes in the key assumptions. Each sensitivity assumes that all other assumptions are held constant. In actuality, inter-relationships among assumptions may exist.

	Pension plans		Retiree welfare plans
As at December 31,	2025	2024	2025	2024
Discount rate:
Impact of a 1% increase	$(238)	$(260)	$(30)	$(34)
Impact of a 1% decrease	279	305	35	40
Health care cost trend rate:
Impact of a 1% increase	n/a	n/a	8	9
Impact of a 1% decrease	n/a	n/a	(7)	(8)
Mortality rates(1):
Impact of a 10% decrease	88	89	6	9
(1)If the actuarial estimates of mortality are adjusted in the future to reflect unexpected decreases in mortality, the effect of a 10% decrease in mortality rates at each future age would be an increase in life expectancy at age 65 of 0.8 years for U.S. and Canadian males and females.
Maturity Profile
The following table presents the weighted average duration (in years) of the defined benefit obligations.

	Pension plans		Retiree welfare plans
As at December 31,	2025	2024	2025	2024
U.S. plans	8.0	8.0	7.5	7.7
Canadian plans	9.9	10.1	10.5	10.9
Cash Flows – Contributions
The following table presents total cash payments for all employee future benefits, comprised of cash contributed by the Company to fund defined benefit pension and retiree welfare plans, cash payments made directly to beneficiaries in respect of unfunded pension and retiree welfare plans, and cash contributed to defined contribution pension plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2025	2024	2025	2024
Defined benefit plans	$55	$57	$13	$12
Defined contribution plans	101	97	-	-
Total	$156	$154	$13	$12
The Company’s best estimate of expected cash payments for employee future benefits for the year ending December 31, 2026 is
$57 for defined benefit pension plans, $117 for defined contribution pension plans and $18 for retiree welfare plans.